UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-08273

BUILDERS FIXED INCOME FUND, INC.
(Exact name of registrant as specified in charter)

218 Henry Road, Manchester, Missouri 63011
(Address of principal executive offices) (Zip code)

John W. Stewart
218 Henry Road
Manchester, MO 63011
(Name and address of agent for service)

Copy to:
Dee Anne Sjögren, Esq.
Thompson Coburn LLP
One U.S. Bank Plaza
St. Louis, MO 63101

(636) 207-0160
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2007

Date of reporting period:  March 31, 2007

Item 1. Schedule of Investments.

Schedule of Investments
March 31, 2007 (Unaudited)
Builders Fixed Income Fund, Inc.

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 29.0%
Ace Securities Corp.
5.570%, 07/25/2035 (a)(b)(d)	$850,000	$851,072
Adjustable Rate Mortgage Trust
5.089%, 11/25/2035 (a)	300,000	300,490
Ameriquest Mortgage Securities, Inc.
5.620%, 03/25/2035 (a)(b)(d)	131,892	132,049
5.550%, 07/25/2035 (a)(b)(d)	220,841	221,121
Arran Master Trust
5.500%, 12/15/2010 (d)	600,000	600,294
Banc of America Alternative Loan Trust
5.720%, 06/25/2046 (a)(b)	1,012,445	1,010,841
Banc of America Commercial Mortgage, Inc.
4.648%, 09/11/2036 (a)(d)	1,000,000	974,196
0.088%, 07/10/2043 (a)(c)(e)	33,238,730	422,930
4.857%, 07/10/2043 (a)(d)	1,290,000	1,253,069
4.974%, 07/10/2043 (a)	230,000	221,990
5.334%, 09/10/2045 (a)	570,000	574,092
5.309%, 10/10/2045 (a)	470,000	473,103
5.675%, 07/10/2046 (a)(d)	400,000	407,842
Bear Stearns Adjustable Rate Mortgage Trust
3.517%, 06/25/2034 (a)	270,000	264,996
5.092%, 08/25/2035 (a)	448,190	451,905
Bear Stearns Commercial Mortgage Securities
6.800%, 07/15/2031 (a)	12,359	12,351
0.665%, 05/11/2039 (c)(e)	2,625,423	47,544
3.236%, 02/11/2041 (a)	138,197	135,105
5.468%, 06/11/2041 (a)(d)	575,000	580,974
Bear Stearns Mortgage Funding Trust
5.530%, 07/25/2036 (a)(b)	1,161,343	1,161,337
Bella Vista Mortgage Trust
5.570%, 05/20/2045 (a)(b)(d)	350,947	352,005
Capital Auto Receivables Asset Trust
3.920%, 11/16/2009 (a)	500,000	493,435
Carss Finance LP
5.600%, 01/15/2011 (a)(b)(c)	39,510	39,584
Chase Commercial Mortgage Securities Co.
7.543%, 07/15/2032 (a)(d)	1,850,085	1,885,662
Chase Credit Card Master Trust
5.670%, 02/15/2011 (a)(b)(d)	750,000	754,627
Citibank Credit Card Master Trust I
5.630%, 03/10/2011 (b)(d)	475,000	477,393
Citigroup Commercial Mortgage Trust
0.719%, 10/15/2049 (a)(e)	8,640,000	245,791
Citigroup/Deutsche Bank Commercial Mortgage Trust
0.646%, 10/15/2048 (a)(e)	14,440,000	353,520
0.527%, 12/11/2049 (a)(e)	11,235,000	215,320
Commercial Mortgage Pass Through Certificates
7.416%, 08/15/2033 (a)(d)	1,486,758	1,555,674
4.049%, 10/15/2037 (a)(d)	1,100,000	1,074,212
5.016%, 05/10/2043 (a)	250,000	244,803
0.046%, 12/10/2046 (e)	7,323,020	97,836
5.248%, 12/10/2046 (a)	415,000	416,387
Countrywide Alternative Loan Trust
6.243%, 07/20/2035 (a)(b)(d)	$348,114	$348,924
5.740%, 12/25/2035 (a)(b)	762,468	764,925
5.490%, 06/25/2036 (a)(b)	950,000	951,795
Countrywide Asset-Backed Certificates
6.085%, 06/25/2021 (a)	400,000	405,870
7.020%, 04/25/2033 (a)(b)(d)	128,770	129,838
6.090%, 06/25/2033 (a)(b)(d)	750,000	750,870
5.393%, 04/25/2036 (a)	460,000	459,291
5.513%, 08/25/2036 (a)	385,000	385,166
Credit Suisse Mortgage Capital Certificates
0.789%, 09/15/2039 (a)(c)(e)	9,760,000	302,726
0.074%, 12/15/2039 (a)(e)	2,408,598	43,906
0.874%, 12/15/2039 (a)(e)	11,110,000	397,616
CS First Boston Mortgage Securities Corp.
5.600%, 11/15/2020 (a)(b)(c)	273,086	273,342
1.582%, 03/15/2036 (a)(c)(e)	2,870,059	67,349
0.642%, 05/15/2036 (a)(c)(e)	4,025,610	49,318
0.800%, 07/15/2036 (a)(c)(e)	4,219,196	86,932
0.186%, 11/15/2037 (a)(c)(e)	6,393,583	136,797
7.646%, 09/15/2041 (a)	130,000	138,195
CW Capital Cobalt Ltd.
5.174%, 08/15/2048 (a)	625,000	625,192
Deutsche ALT-A Securities, Inc. Alternate Loan Turst
5.500%, 04/25/2036 (a)(b)	1,075,000	1,077,323
DLJ Mortgage Acceptance Corp.
6.990%, 10/15/2030 (a)(c)(d)	545,000	547,600
First Horizon Asset Back Trust
5.450%, 10/25/2026 (a)(b)	1,166,438	1,166,217
First NLC Trust
5.620%, 09/25/2035 (a)(b)(d)	454,547	455,020
First Union National Bank Commercial Mortgage
8.087%, 05/17/2032 (a)	250,000	270,399
Ford Credit Auto Owner Trust
5.300%, 06/15/2012 (a)	370,000	371,974
GE Capital Commercial Mortgage Corp.
0.763%, 03/10/2040 (a)(c)(e)	5,575,217	105,193
4.978%, 05/10/2043 (a)(d)	1,265,000	1,237,680
5.332%, 11/10/2045 (a)	1,200,000	1,205,498
GMAC Commercial Mortgage Securities, Inc.
1.001%, 03/10/2038 (a)(c)(e)	4,066,233	106,462
GMAC Mortgage Corp. Loan Trust
5.750%, 10/25/2036 (a)	600,000	601,480
5.805%, 10/25/2036 (a)	215,000	216,164
5.530%, 11/25/2036 (a)(b)(d)	1,500,000	1,499,336
Great America Leasing Receivables
5.390%, 09/15/2011 (a)(c)	160,000	161,047
Greenwich Capital Commercial Funding Co.
0.487%, 06/10/2036 (a)(c)(e)	28,659,106	317,600
5.914%, 07/10/2038 (a)(d)	425,000	443,068
0.512%, 03/10/2039 (a)(c)(e)	7,910,000	199,295
GS Mortgage Securities Corp. II
0.655%, 11/10/2039 (e)	$4,662,161	$210,212
IMPAC CMB Trust
6.320%, 10/25/2033 (a)(b)	85,603	85,695
5.630%, 04/25/2035 (a)(b)(d)	195,328	195,650
IMPAC Secured Assets CMN Owner Trust
5.480%, 03/25/2037 (a)(b)	1,040,000	1,038,095
Indymac Index Mortgage Loan Trust
5.550%, 04/25/2035 (a)(b)(d)	264,274	265,462
5.580%, 06/25/2035 (a)(b)	289,658	290,480
5.620%, 08/25/2035 (a)(b)(d)	485,613	487,445
JP Morgan Alternative Loan Trust
5.470%, 03/25/2037 (a)(b)	895,000	895,000
JP Morgan Chase Commercial Mortgage Securities Corp.
0.728%, 10/12/2035 (a)(c)(e)	2,995,686	109,993
5.021%, 01/12/2037 (a)	90,000	87,660
5.133%, 09/12/2037 (a)	150,000	146,263
1.275%, 01/12/2039 (a)(c)(e)	3,696,030	128,600
5.455%, 06/12/2041 (a)	460,000	466,013
0.230%, 01/15/2042 (a)(c)(e)	6,718,700	124,309
4.780%, 07/15/2042 (a)(d)	530,000	509,667
5.593%, 05/12/2045 (a)	340,000	344,028
5.440%, 05/15/2045 (a)	590,000	591,381
5.298%, 05/15/2047 (a)	625,000	627,630
JP Morgan Mortgage Acquisition Corp.
5.453%, 11/25/2036 (a)	730,000	730,575
JP Morgan Mortgage Trust
5.302%, 07/25/2035 (a)(b)	328,775	328,356
4.951%, 11/25/2035 (a)	750,000	754,528
5.307%, 04/25/2036 (a)	154,141	154,300
5.839%, 06/25/2036 (a)	582,427	583,371
5.994%, 06/25/2036 (a)	305,592	306,979
5.969%, 08/25/2036 (a)	1,000,000	1,022,647
6.000%, 08/25/2036 (a)(b)	462,816	461,759
5.579%, 10/25/2036 (a)	1,050,000	1,055,349
LB-UBS Commercial Mortgage Trust
7.950%, 05/15/2015 (a)	2,181	2,183
4.904%, 06/15/2026 (a)(d)	350,794	349,676
4.435%, 12/15/2029 (a)(d)	390,000	381,649
4.310%, 02/15/2030 (a)(d)	1,100,000	1,078,125
5.741%, 06/15/2032 (a)(d)	450,616	457,660
0.381%, 03/15/2036 (a)(c)(e)	2,794,810	81,452
1.294%, 03/15/2036 (a)(c)(e)	2,326,577	72,266
7.092%, 06/15/2036 (a)(c)	1,000,000	1,071,416
0.872%, 08/15/2036 (a)(c)(e)	3,290,410	67,263
5.413%, 09/15/2039 (a)	150,000	150,086
0.133%, 07/15/2040 (a)(c)(e)	15,464,746	345,606
Long Beach Mortgage Loan Trust
5.850%, 06/25/2034 (a)(b)(d)	170,000	170,234
MBNA Credit Card Master Note Trust
5.700%, 10/15/2009 (a)(b)(d)	750,000	750,772
Merrill Lynch Mortgage Trust
5.615%, 05/12/2039 (a)	$485,000	$494,600
5.660%, 05/12/2039 (a)	300,000	307,439
5.782%, 08/12/2043 (a)(d)	530,000	544,753
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.456%, 07/12/2046 (a)	315,000	315,511
0.736%, 08/12/2048 (a)(e)	4,800,000	208,541
0.063%, 12/12/2049 (e)	4,322,000	67,998
5.112%, 12/12/2049 (a)	490,000	489,200
Morgan Stanley ABS Capital I
5.420%, 07/25/2035 (a)(b)(d)	97,501	97,578
Morgan Stanley Capital I
1.187%, 01/13/2041 (a)(c)(e)	2,289,372	78,088
0.046%, 12/15/2043 (a)(c)(e)	5,224,359	75,095
MSDWCC Heloc Trust
5.510%, 07/25/2017 (a)(b)(d)	196,515	196,669
New Century Home Equity Loan Trust
6.040%, 01/25/2034 (a)(b)(d)	686,739	689,124
Option One Mortgage Loan Trust
5.850%, 05/25/2034 (a)(b)(d)	475,000	476,094
6.370%, 05/25/2034 (a)(b)(d)	475,000	475,295
5.770%, 03/25/2037 (a)(b)	525,000	525,077
Providian Master Note Trust
5.100%, 11/15/2012 (a)(c)	600,000	598,280
Residential Asset Securities Corp.
5.910%, 12/25/2033 (a)(b)(d)	661,902	662,409
5.590%, 07/25/2035 (a)(b)(d)	725,000	726,595
SACO I, Inc.
5.590%, 04/25/2035 (a)(b)(d)	10,374	10,379
Specialty Underwriting & Residential Finance
5.830%, 02/25/2035 (a)(b)(d)	193,893	194,434
Structured Adjustable Rate Mortgage Loan Trust
5.250%, 12/25/2035 (a)	320,654	318,875
5.250%, 02/25/2036 (a)	427,597	425,705
Structured Asset Securities Corp.
5.500%, 06/25/2036 (a)	600,000	601,100
Wachovia Bank Commercial Mortgage Trust
0.207%, 11/15/2035 (a)(c)(e)	11,378,467	131,706
0.605%, 10/15/2041 (a)(c)(e)	14,381,889	240,451
0.434%, 03/15/2042 (a)(c)(e)	22,507,285	271,100
4.935%, 04/15/2042 (a)(d)	1,175,000	1,145,371
5.246%, 12/15/2043 (a)	400,000	401,996
4.516%, 05/15/2044 (a)	380,000	373,457
5.795%, 07/15/2045 (a)(d)	640,000	657,188
WAMU Commercial Mortgage Securities Trust
3.830%, 01/25/2035 (a)(c)	420,926	409,064
Washington Mutual Alternative Mortgage Pass-Through Certificates
5.600%, 06/25/2046 (a)(b)	1,240,130	1,243,295
5.500%, 01/25/2047 (a)(b)	728,832	728,342
Washington Mutual, Inc.
3.801%, 06/25/2034 (a)	$450,000	$437,499
4.675%, 05/25/2035 (a)	215,000	212,844
5.795%, 07/25/2044 (a)(b)(d)	231,333	232,320
5.850%, 01/25/2045 (a)(b)(d)	526,210	528,124
5.550%, 04/25/2045 (a)(b)(d)	146,111	146,515
5.590%, 04/25/2045 (a)(b)(d)	146,111	146,395
5.610%, 07/25/2045 (a)(b)(d)	369,301	370,055
Wells Fargo Home Equity Trust
5.820%, 04/25/2034 (a)(b)(d)	350,000	350,223
Wells Fargo Mortgage Backed Securities Trust
4.745%, 12/25/2033 (a)(b)	3,020,831	2,947,781
4.187%, 03/25/2035 (a)	452,625	445,576
4.987%, 10/25/2035 (a)	366,156	364,514
WFS Financial Owner Trust
4.500%, 05/17/2013 (a)	320,000	317,499
TOTAL ASSET BACKED SECURITIES (Cost $72,174,997)		$72,262,947

CORPORATE BONDS - 40.0%
Financial Services - 11.2%
ACE Ltd.
6.000%, 04/01/2007	430,000	430,000
AMBAC Financial Group, Inc.
6.150%, 02/15/2037 (a)	135,000	127,507
Ameriprise Financial, Inc.
5.350%, 11/15/2010 (a)	295,000	297,812
7.518%, 06/01/2066 (a)	365,000	394,613
Arch Capital Group Ltd.
7.350%, 05/01/2034 (a)	255,000	277,392
AXA SA
6.379%, 12/14/2049 (a)(c)	110,000	105,926
6.463%, 12/14/2049 (a)(c)	110,000	107,853
BAC Capital Trust XIII
5.760%, 02/16/2049 (a)(b)	440,000	438,520
BAC Capital Trust XIV
5.630%, 03/15/2049 (a)	275,000	275,413
Barclays Bank PLC
5.926%, 12/15/2049 (a)(c)	415,000	416,207
Bear Stearns Cos., Inc.
5.948%, 09/27/2007 (b)(d)	750,000	752,437
5.300%, 10/30/2015	105,000	103,574
BOI Capital Funding No 2 LP
5.571%, 02/01/2049 (a)(c)	230,000	225,069
Capital One Bank
5.000%, 06/15/2009	440,000	438,671
6.500%, 06/13/2013	360,000	377,178
Capital One Capital III
7.686%, 08/15/2036	110,000	118,380
Capital One Capital IV
6.745%, 02/17/2037 (a)	160,000	153,835
Capital One Financial Corp.
5.700%, 09/15/2011	$195,000	$197,168
4.800%, 02/21/2012	95,000	92,222
6.150%, 09/01/2016	320,000	325,149
Chubb Corp.
0.000%, 03/29/2067 (a)	200,000	199,855
Cigna Corp.
6.150%, 11/15/2036 (a)	175,000	174,009
CIT Group, Inc.
5.590%, 04/27/2011 (b)	500,000	500,481
5.610%, 02/13/2012 (b)	250,000	249,825
6.100%, 03/15/2067 (a)	130,000	125,537
CNA Financial Corp.
6.000%, 08/15/2011 (a)	240,000	245,286
Comerica Capital Trust II
6.576%, 02/20/2037 (a)	260,000	252,546
Commonwealth Bank of Australia
6.024%, 03/15/2016 (a)(c)	240,000	242,118
Countrywide Financial Corp.
5.620%, 12/19/2008 (b)(d)	290,000	290,284
6.250%, 05/15/2016	235,000	237,294
E*Trade Financial Corp.
7.375%, 09/15/2013 (a)	100,000	105,000
Endurance Specialty Holdings Ltd.
7.000%, 07/15/2034 (a)	295,000	299,000
Fleet Capital Trust II
7.920%, 12/11/2026 (a)	455,000	473,169
Ford Motor Credit Co.
9.875%, 08/10/2011	250,000	264,984
9.810%, 04/15/2012 (b)	100,000	106,146
General Motors Acceptance Corp.
6.000%, 12/15/2011	215,000	208,740
Genworth Financial, Inc.
6.150%, 11/15/2066 (a)	285,000	281,223
Glitnir Banki HF
5.520%, 10/15/2008 (b)(c)	225,000	224,783
Goldman Sachs Group, Inc.
5.250%, 10/15/2013	525,000	520,585
5.625%, 01/15/2017	170,000	168,698
6.450%, 05/01/2036 (a)	125,000	127,394
Great West Life & Annuity Insurance Co.
7.153%, 05/16/2046 (a)(c)	215,000	224,747
Hartford Financial Services Group, Inc.
5.250%, 10/15/2011 (a)	145,000	145,543
5.950%, 10/15/2036 (a)	105,000	104,779
HSBC Finance Capital Trust IX
5.911%, 11/30/2035 (a)	115,000	114,344
HSBC Finance Corp.
4.625%, 01/15/2008	250,000	248,792
4.125%, 12/15/2008	200,000	196,571
4.125%, 11/16/2009	425,000	415,167
ING Groep NV
5.775%, 12/29/2049 (a)	440,000	438,484
iStar Financial, Inc.
5.695%, 09/15/2009 (b)	$250,000	$250,191
5.650%, 09/15/2011 (a)	240,000	241,969
5.150%, 03/01/2012 (a)	400,000	392,805
5.500%, 06/15/2012 (a)	300,000	298,963
Janus Capital Group, Inc.
5.875%, 09/15/2011	140,000	141,878
Jefferies Group, Inc.
6.250%, 01/15/2036 (a)	375,000	363,056
JP Morgan Chase & Co.
6.750%, 02/01/2011	250,000	263,122
5.250%, 05/01/2015	600,000	595,112
JP Morgan Chase Capital XXII
6.450%, 02/02/2037 (a)	75,000	73,785
Key Bank NA
5.380%, 08/08/2007 (b)(d)	375,000	375,112
Lazard Group
7.125%, 05/15/2015 (a)	250,000	263,977
Leucadia National Corp.
7.125%, 03/15/2017 (a)(c)	100,000	99,875
Liberty Mutual Group, Inc.
7.500%, 08/15/2036 (a)(c)	110,000	117,882
Lincoln National Corp.
6.050%, 04/20/2017 (a)	155,000	151,748
Lloyds TSB Group PLC
6.267%, 11/14/2049 (a)(c)	430,000	423,341
Markel Corp.
6.800%, 02/15/2013	125,000	130,152
Merrill Lynch & Co., Inc.
6.000%, 02/17/2009	250,000	253,840
5.560%, 11/01/2011 (b)	500,000	500,643
Metlife, Inc.
6.400%, 12/15/2036 (a)	300,000	293,876
Metropolitan Life Global Funding I
5.500%, 03/17/2009 (b)(c)(d)	750,000	751,415
MGIC Investment Corp.
5.625%, 09/15/2011 (a)	120,000	121,125
Mizuho JGB Investment LLC
9.870%, 12/31/2049 (a)(c)	150,000	157,920
Morgan Stanley
3.625%, 04/01/2008 (a)	250,000	246,076
4.750%, 04/01/2014	740,000	703,869
PartnerRe Finance II
6.440%, 12/01/2066 (a)	160,000	158,456
Platinum Underwriters Finance, Inc.
7.500%, 06/01/2017 (a)	360,000	381,610
PNC Funding Corp.
5.500%, 01/31/2012 (b)	725,000	726,312
Rabobank Capital Funding Trust
5.254%, 10/29/2049 (a)(c)	300,000	289,705
Residential Capital Corp.
6.725%, 06/29/2007 (b)(d)	$425,000	$425,505
5.840%, 06/09/2008 (b)	250,000	247,565
6.000%, 02/22/2011 (a)	380,000	375,159
6.500%, 04/17/2013 (a)	135,000	133,883
SLM Corp.
5.520%, 07/26/2010 (b)	550,000	549,945
SMFG Preferred Capital USD 1 Ltd.
6.078%, 01/25/2049 (a)(c)	325,000	327,256
Stancorp Financial Group, Inc.
6.875%, 10/01/2012 (a)	130,000	137,952
SunTrust Preferred Capital I
5.853%, 12/15/2049 (a)	170,000	172,554
Swiss Re Capital I LP
6.854%, 05/25/2049 (a)(c)	250,000	258,703
Textron Financial Corp.
6.000%, 02/15/2067 (a)(c)	200,000	201,091
TNK-BP Finance SA
6.625%, 03/20/2017 (c)	175,000	174,125
Transatlantic Holdings, Inc.
5.750%, 12/14/2015 (a)	250,000	250,399
Travelers Cos., Inc.
6.250%, 03/15/2067 (a)	175,000	173,145
Unum Group
5.859%, 05/15/2009	120,000	121,095
VTB Capital SA for Vneshtorgbank
6.100%, 09/21/2007 (b)(c)(d)	225,000	225,270
Wachovia Bank NA/Charlotte NC
7.800%, 08/18/2010	600,000	645,988
Washington Mutual Bank/Henderson NV
6.875%, 06/15/2011	220,000	231,051
Wellpoint, Inc.
5.850%, 01/15/2036 (a)	290,000	281,147
Wells Fargo & Co.
3.120%, 08/15/2008 (a)	225,000	218,483
Wells Fargo Capital X
5.950%, 12/15/2036 (a)	420,000	406,009
Willis North America, Inc.
6.200%, 03/28/2017 (a)	280,000	281,132
Woori Bank
6.125%, 05/03/2016 (a)(c)	240,000	246,116
WR Berkley Corp.
6.250%, 02/15/2037 (a)	185,000	181,298
		$27,872,996
Industrial - 22.4%
Accuride Corp.
8.500%, 02/01/2015 (a)	125,000	126,562
Advanstar Communications, Inc.
10.750%, 08/15/2010 (a)	150,000	163,125
Alamosa Delaware, Inc.
11.000%, 07/31/2010 (a)	185,000	197,740
Alcoa, Inc.
5.900%, 02/01/2027 (a)	$125,000	$122,343
5.950%, 02/01/2037 (a)	125,000	122,171
Allied Waste North America, Inc.
9.250%, 09/01/2012 (a)	325,000	344,500
America Movil Sa de CV
5.985%, 04/27/2007 (b)(d)	500,000	500,126
AmerisourceBergen Corp.
5.625%, 09/15/2012 (a)	245,000	246,739
AMF Bowling Worldwide, Inc.
10.000%, 03/01/2010 (a)	150,000	157,500
Anadarko Petroleum Corp.
6.450%, 09/15/2036 (a)	310,000	307,762
Angiotech Pharmaceuticals, Inc.
9.110%, 12/01/2013 (a)(b)(c)	225,000	230,906
Apache Corp.
5.625%, 01/15/2017 (a)	20,000	20,269
6.000%, 01/15/2037 (a)	90,000	89,931
Aramark Corp.
8.500%, 02/01/2015 (a)(c)	100,000	104,500
AT&T Corp.
7.300%, 11/15/2011 (a)	275,000	298,821
BAE Systems Holdings, Inc.
6.400%, 12/15/2011 (a)(c)	360,000	377,078
5.200%, 08/15/2015 (a)(c)	365,000	358,071
Ball Corp.
6.875%, 12/15/2012 (a)	175,000	177,625
Baxter International, Inc.
5.900%, 09/01/2016 (a)	200,000	206,768
Beazer Homes USA, Inc.
8.375%, 04/15/2012 (a)	100,000	96,750
Biovail Corp.
7.875%, 04/01/2010 (a)	225,000	229,430
BJ Services Co.
5.530%, 06/01/2008 (a)(b)	500,000	500,502
Block Communications, Inc.
8.250%, 12/15/2015 (a)(c)	100,000	102,000
Blyth, Inc.
5.500%, 11/01/2013 (a)	125,000	109,375
Bombardier, Inc.
8.000%, 11/15/2014 (a)(c)	100,000	104,000
Boston Scientific Corp.
6.000%, 06/15/2011 (a)	205,000	207,895
Builders FirstSource, Inc.
9.610%, 02/15/2012 (a)(b)	150,000	153,000
Bunge Ltd. Finance Corp.
4.375%, 12/15/2008 (a)	725,000	713,682
C8 Capital SPV Ltd.
6.640%, 12/30/2049 (a)(c)	280,000	277,612
Cadmus Communications Corp.
8.375%, 06/15/2014 (a)	150,000	152,625
Cameron International Corp.
2.650%, 04/15/2007 (a)	$350,000	$349,758
Canadian Natural Resources Ltd.
5.700%, 05/15/2017 (a)	200,000	199,454
6.250%, 03/15/2038 (a)	200,000	196,340
Canadian Oil Sands Ltd.
4.800%, 08/10/2009 (a)(c)	500,000	493,871
Carlisle Cos., Inc.
6.125%, 08/15/2016 (a)	275,000	280,270
Case New Holland, Inc.
9.250%, 08/01/2011 (a)	525,000	553,875
Caterpillar Financial Services Corp.
5.050%, 12/01/2010	250,000	250,182
Celulosa Arauco Y Constitucion SA
5.125%, 07/09/2013 (a)	100,000	97,054
Charter Communications Operating LLC
8.375%, 04/30/2014 (a)(c)	200,000	209,250
Chartered Semiconductor Manufacturing Ltd.
6.250%, 04/04/2013	225,000	231,341
Chemed Corp.
8.750%, 02/24/2011 (a)	150,000	156,750
Chesapeake Energy Corp.
7.500%, 09/15/2013 (a)	125,000	131,250
7.750%, 01/15/2015 (a)	225,000	235,687
Chevron Phillips Chemical Co., LLC
5.375%, 06/15/2007 (a)	250,000	249,885
Choctaw Resort Development Enterprise
7.250%, 11/15/2019 (a)(c)	197,000	199,216
Cia Brasileira de Bebidas
10.500%, 12/15/2011 (a)	150,000	180,750
8.750%, 09/15/2013 (a)	155,000	180,575
Cintas Corp. No. 2
5.125%, 06/01/2007 (a)	100,000	99,946
Columbus McKinnon Corp.
8.875%, 11/01/2013 (a)	125,000	133,125
Comcast Corp.
5.660%, 07/14/2009 (a)(b)	475,000	475,957
7.050%, 03/15/2033 (a)	150,000	161,536
Communications & Power Industries, Inc.
8.000%, 02/01/2012 (a)	125,000	130,312
Compagnie Generale de Geophysique-Veritas
7.750%, 05/15/2017 (a)	100,000	104,750
Compass Minerals International, Inc.
0.000%, 06/01/2013 (a)	150,000	146,625
Complete Production Services, Inc.
8.000%, 12/15/2016 (a)(c)	110,000	113,300
Compton Petroleum Finance Corp.
7.625%, 12/01/2013 (a)	100,000	98,250
Conexant Systems, Inc.
9.110%, 11/15/2010 (a)(b)(c)	125,000	129,687
Constellation Brands, Inc.
7.250%, 09/01/2016 (a)	125,000	127,187
Continental Airlines, Inc.
5.983%, 04/19/2022 (a)	$185,000	$184,778
Coors Brewing Co.
6.375%, 05/15/2012 (a)	100,000	104,231
Corp Nacional del Cobre de Chile - CODELCO
6.150%, 10/24/2036 (c)	170,000	174,433
Costco Wholesale Corp.
5.500%, 03/15/2017 (a)	200,000	200,811
Cott Beverages USA, Inc.
8.000%, 12/15/2011 (a)	125,000	128,125
Coventry Health Care, Inc.
5.875%, 01/15/2012	475,000	484,947
5.950%, 03/15/2017 (a)	170,000	169,937
COX Communications, Inc.
4.625%, 01/15/2010 (a)	125,000	123,389
7.125%, 10/01/2012 (a)	290,000	313,000
CRH America, Inc.
5.300%, 10/15/2013 (a)	150,000	147,100
6.000%, 09/30/2016 (a)	100,000	101,552
6.400%, 10/15/2033 (a)	175,000	173,561
Crystal US Holdings 3 LLC
0.000%, 10/01/2014 (a)	150,000	140,062
CSC Holdings, Inc.
7.875%, 12/15/2007	125,000	126,719
CVS/Caremark Corp.
3.875%, 11/01/2007 (a)	255,000	252,800
DaimlerChrysler NA Holding Corp.
5.820%, 09/10/2007 (b)(d)	250,000	250,414
5.770%, 03/13/2009 (b)	900,000	903,232
5.750%, 09/08/2011	245,000	249,145
DaVita, Inc.
6.625%, 03/15/2013 (a)	150,000	150,750
Delhaize America, Inc.
8.125%, 04/15/2011 (a)	460,000	505,462
Deutsche Telekom International Finance BV
5.530%, 03/23/2009 (b)	475,000	476,162
Dex Media East LLC/Dex Media East Finance Co.
12.125%, 11/15/2012 (a)	280,000	306,950
Dex Media West LLC/Dex Media Finance Co.
8.500%, 08/15/2010 (a)	125,000	131,094
Diageo Finance BV
5.470%, 03/30/2009 (b)	475,000	475,620
Dobson Cellular Systems, Inc.
8.375%, 11/01/2011 (a)	125,000	133,281
Dollar General Corp.
8.625%, 06/15/2010	125,000	133,594
Dun & Bradstreet Corp.
5.500%, 03/15/2011 (a)	195,000	196,751
Dycom Industries, Inc.
8.125%, 10/15/2015 (a)	130,000	137,150
EchoStar DBS Corp.
6.625%, 10/01/2014 (a)	200,000	201,750
Elan Finance PLC/Elan Finance Corp.
8.875%, 12/01/2013 (a)(c)	$200,000	$204,250
9.485%, 12/01/2013 (a)(b)(c)	200,000	204,000
Entercom Radio LLC/Entercom Capital, Inc.
7.625%, 03/01/2014 (a)	150,000	152,250
Erac USA Finance Co.
5.610%, 04/30/2009 (b)(c)	475,000	476,378
Falconbridge Ltd.
7.250%, 07/15/2012 (a)	450,000	492,419
5.375%, 06/01/2015 (a)	250,000	248,353
FedEx Corp.
3.500%, 04/01/2009	140,000	135,694
Fidelity National Information Services, Inc.
4.750%, 09/15/2008 (a)	105,000	103,569
Flextronics International Ltd.
6.500%, 05/15/2013 (a)	250,000	248,750
Ford Motor Credit Co.
5.800%, 01/12/2009	220,000	215,897
8.000%, 12/15/2016	100,000	98,322
France Telecom SA
7.750%, 03/01/2011 (a)	460,000	501,584
Freeport-McMoRan Copper & Gold, Inc.
8.250%, 04/01/2015 (a)	150,000	161,812
Freescale Semiconductor, Inc.
9.125%, 12/15/2014 (a)(c)	150,000	149,625
GenCorp, Inc.
9.500%, 08/15/2013 (a)	100,000	107,000
General Motors Acceptance Corp.
6.311%, 11/30/2007	125,000	124,462
6.875%, 09/15/2011	125,000	125,239
General Motors Corp.
7.400%, 09/01/2025	100,000	82,000
Georgia-Pacific Corp.
7.000%, 01/15/2015 (a)(c)	100,000	101,000
Giant Industries, Inc.
11.000%, 05/15/2012 (a)	250,000	266,250
Goodrich Corp.
6.800%, 07/01/2036 (a)	290,000	313,527
Goodyear Tire & Rubber Co.
8.625%, 12/01/2011 (a)(c)	150,000	162,000
Hanover Equipment Trust
8.750%, 09/01/2011 (a)	125,000	130,625
Harrah's Operating Co., Inc.
5.500%, 07/01/2010 (a)	155,000	152,711
HCA, Inc.
9.250%, 11/15/2016 (a)(c)	150,000	162,187
Hercules, Inc.
6.750%, 10/15/2029 (a)	125,000	125,625
Hexcel Corp.
6.750%, 02/01/2015 (a)	125,000	124,104
Hexion US Finance Corp.
9.750%, 11/15/2014 (a)(c)	100,000	105,375
Home Depot, Inc.
5.475%, 12/16/2009 (a)(b)	$250,000	$250,464
Hospira, Inc.
5.550%, 03/30/2012 (a)	195,000	195,287
Houston Exploration Co.
7.000%, 06/15/2013 (a)	125,000	125,625
Huntsman LLC
11.500%, 07/15/2012 (a)	375,000	420,937
Husky Energy, Inc.
6.250%, 06/15/2012 (a)	175,000	181,935
6.150%, 06/15/2019 (a)	230,000	235,429
Hynix Semiconductor Manufacturing America, Inc.
8.625%, 05/15/2007 (c)	425,000	426,290
ICI Wilmington, Inc.
5.625%, 12/01/2013 (a)	180,000	180,972
Idearc, Inc.
8.000%, 11/15/2016 (a)(c)	175,000	180,906
Impress Holdings BV
8.485%, 09/15/2013 (a)(b)(c)	100,000	102,750
Ineos Group Holdings PLC
8.500%, 02/15/2016 (a)(c)	100,000	96,250
Insight Communications Co., Inc.
12.250%, 02/15/2011 (a)	125,000	130,937
Intelsat Corp.
6.375%, 01/15/2008 (a)	375,000	377,344
Interline Brands, Inc.
8.125%, 06/15/2014 (a)	125,000	129,687
Intermec, Inc.
7.000%, 03/15/2008 (a)	200,000	202,500
International Lease Finance Corp.
5.625%, 09/20/2013	256,000	261,287
Intertape Polymer US, Inc.
8.500%, 08/01/2014 (a)	100,000	89,579
Iron Mountain, Inc.
8.750%, 07/15/2018 (a)	125,000	135,000
Jabil Circuit, Inc.
5.875%, 07/15/2010 (a)	300,000	298,652
Jarden Corp.
7.500%, 05/01/2017 (a)	200,000	203,000
JC Penney Corp., Inc.
8.125%, 04/01/2027 (a)	355,000	365,153
K Hovnanian Enterprises, Inc.
10.500%, 10/01/2007 (a)	200,000	204,000
KB Home
9.500%, 02/15/2011 (a)	100,000	102,625
Knowledge Learning Corp., Inc.
7.750%, 02/01/2015 (a)(c)	150,000	148,125
KT Corp.
4.875%, 07/15/2015 (c)	140,000	134,411
Landry's Restaurants, Inc.
7.500%, 12/15/2014 (a)	$100,000	$99,000
Levi Strauss & Co.
12.250%, 12/15/2012 (a)	125,000	137,812
Lyondell Chemical Co.
10.500%, 06/01/2013 (a)	125,000	137,500
8.250%, 09/15/2016 (a)	225,000	241,875
MacDermid, Inc.
9.125%, 07/15/2011 (a)	225,000	235,829
Massey Energy Co.
6.875%, 12/15/2013 (a)	125,000	119,219
Mastec, Inc.
7.625%, 02/01/2017 (a)(c)	125,000	127,187
McKesson Corp.
5.250%, 03/01/2013 (a)	190,000	189,659
Medco Health Solutions, Inc.
7.250%, 08/15/2013 (a)	350,000	379,015
MGM Mirage
6.750%, 04/01/2013 (a)	150,000	149,625
Millipore Corp.
7.500%, 04/01/2007	255,000	255,000
Mohawk Industries, Inc.
6.500%, 04/15/2007 (a)	230,000	229,962
Nalco Co.
7.750%, 11/15/2011 (a)	125,000	128,750
NBTY, Inc.
7.125%, 10/01/2015 (a)	100,000	101,125
Neenah Paper, Inc.
7.375%, 11/15/2014 (a)	175,000	169,750
New Cingular Wireless Services, Inc.
8.125%, 05/01/2012 (a)	300,000	338,058
Newfield Exploration Co.
7.450%, 10/15/2007 (a)	375,000	379,688
6.625%, 09/01/2014 (a)	225,000	226,125
NewMarket Corp.
7.125%, 12/15/2016 (a)(c)	100,000	100,000
News America, Inc.
6.625%, 01/09/2008	375,000	378,236
4.750%, 03/15/2010	150,000	148,676
6.200%, 12/15/2034	155,000	150,830
Nexen, Inc.
5.050%, 11/20/2013 (a)	330,000	321,021
Nextel Communications, Inc.
5.950%, 03/15/2014 (a)	580,000	571,410
Norbord, Inc.
7.250%, 07/01/2012 (a)	185,000	191,352
Nova Chemicals Corp.
6.500%, 01/15/2012 (a)	125,000	119,688
NXP BV/NXP Funding LLC
8.110%, 10/15/2013 (a)(b)(c)	100,000	103,375
Oakmont Asset Trust
4.514%, 12/22/2008 (c)	195,000	191,345
Occidental Petroleum Corp.
4.000%, 11/30/2007 (a)	$250,000	$248,088
Omnicare, Inc.
6.750%, 12/15/2013 (a)	50,000	50,438
6.875%, 12/15/2015 (a)	275,000	278,781
Owens-Brockway Glass Container, Inc.
8.875%, 02/15/2009 (a)	242,000	248,050
8.750%, 11/15/2012 (a)	225,000	237,938
Payless Shoesource, Inc.
8.250%, 08/01/2013 (a)	115,000	120,750
Peabody Energy Corp.
7.375%, 11/01/2016 (a)	60,000	63,450
PEP Boys-Manny Moe & Jack
4.250%, 06/01/2007 (a)	250,000	250,313
7.500%, 12/15/2014 (a)	125,000	121,563
Petro-Canada
5.950%, 05/15/2035 (a)	280,000	267,993
PetroHawk Energy Corp.
9.125%, 07/15/2013 (a)	100,000	107,000
Phibro Animal Health Corp.
10.000%, 08/01/2013 (a)(c)	100,000	107,000
Phillips-Van Heusen
8.125%, 05/01/2013 (a)	200,000	211,000
Pilgrim's Pride Corp.
9.625%, 09/15/2011 (a)	130,000	135,850
7.625%, 05/01/2015 (a)	100,000	100,250
Pioneer Natural Resources Co.
6.650%, 03/15/2017 (a)	215,000	213,760
6.875%, 05/01/2018 (a)	200,000	197,573
Plains All American Pipeline LP/PAA Finance Corp.
6.700%, 05/15/2036 (a)	235,000	241,241
Plains Exploration & Production Co.
7.000%, 03/15/2017 (a)	175,000	176,750
Plastipak Holdings, Inc.
8.500%, 12/15/2015 (a)(c)	100,000	106,500
Potash Corp of Saskatchewan
5.875%, 12/01/2036 (a)	200,000	194,219
Premcor Refining Group, Inc.
9.500%, 02/01/2013 (a)	225,000	243,061
Qwest Communications International, Inc.
8.860%, 02/15/2009 (a)(b)	150,000	152,250
Qwest Corp.
7.875%, 09/01/2011 (a)	125,000	133,438
Rainbow National Services LLC
10.375%, 09/01/2014 (a)(c)	150,000	168,563
Reynolds American, Inc.
7.250%, 06/01/2013 (a)	200,000	210,582
Rite Aid Corp.
8.125%, 05/01/2010 (a)	150,000	154,875
Riviera Holdings Corp.
11.000%, 06/15/2010 (a)	125,000	130,938
Rogers Wireless, Inc.
7.250%, 12/15/2012 (a)	$450,000	$483,188
6.375%, 03/01/2014 (a)	365,000	375,950
Royal Caribbean Cruises Ltd.
7.000%, 10/15/2007	250,000	252,415
Royal KPN NV
8.000%, 10/01/2010 (a)	125,000	135,696
Rural Cellular Corp.
8.250%, 03/15/2012 (a)	125,000	131,250
SABMiller PLC
6.500%, 07/01/2016 (a)(c)	375,000	396,970
Safeway, Inc.
5.698%, 03/27/2009 (a)(b)	225,000	225,464
Seagate Technology HDD Holdings
6.375%, 10/01/2011 (a)	125,000	125,625
6.800%, 10/01/2016 (a)	360,000	363,600
Sequa Corp.
9.000%, 08/01/2009 (a)	150,000	159,000
Sheridan Group, Inc.
10.250%, 08/15/2011 (a)	125,000	131,406
Smith International, Inc.
6.000%, 06/15/2016 (a)	160,000	163,326
Smurfit-Stone Container Enterprises, Inc.
8.375%, 07/01/2012 (a)	125,000	125,938
Snap-on, Inc.
5.500%, 01/15/2017 (a)	125,000	125,410
Southern Copper Corp.
7.500%, 07/27/2035 (a)	140,000	151,603
Stanadyne Corp.
10.000%, 08/15/2014 (a)	150,000	155,250
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 05/01/2007 (a)	500,000	500,632
Steel Dynamics, Inc.
6.750%, 04/01/2015 (a)(c)	100,000	100,000
Steelcase, Inc.
6.500%, 08/15/2011 (a)	135,000	138,768
Stewart & Stevenson LLC
10.000%, 07/15/2014 (a)(c)	125,000	131,563
Stone Energy Corp.
8.110%, 07/15/2010 (a)(b)(c)	125,000	125,625
Sungard Data Systems, Inc.
9.125%, 08/15/2013 (a)	125,000	134,688
Superior Essex Communications LLC/Essex Group, Inc.
9.000%, 04/15/2012 (a)	150,000	155,625
Susser Holdings LLC
10.625%, 12/15/2013 (a)	106,000	116,203
Swift Energy Co.
9.375%, 05/01/2012 (a)	175,000	184,188
TDS Investor Corp.
9.875%, 09/01/2014 (a)(c)	100,000	105,250
Teck Cominco Ltd.
6.125%, 10/01/2035 (a)	190,000	184,741
Telecom Italia Capital SA
5.840%, 02/01/2011 (b)	$165,000	$165,098
5.970%, 07/18/2011 (a)(b)	280,000	281,740
4.950%, 09/30/2014 (a)	375,000	353,789
Telefonica Emisiones SAU
5.650%, 06/19/2009 (a)(b)	275,000	276,096
5.984%, 06/20/2011 (a)	190,000	194,945
Telefonica Europe BV
7.750%, 09/15/2010 (a)	250,000	269,595
Telefonos de Mexico SA de CV
4.500%, 11/19/2008 (a)	90,000	89,341
TELUS Corp.
7.500%, 06/01/2007 (a)	675,000	677,165
Tenneco, Inc.
10.250%, 07/15/2013 (a)	375,000	410,625
Tesoro Corp.
6.250%, 11/01/2012 (a)	295,000	300,531
Teva Pharmaceutical Finance LLC
6.150%, 02/01/2036	120,000	116,123
Thomas & Betts Corp.
6.625%, 05/07/2008	240,000	241,874
Time Warner Entertainment Co. LP
8.375%, 03/15/2023	185,000	219,194
Turning Stone Resort Casino Enterprise
9.125%, 12/15/2010 (a)(c)	150,000	153,000
U.S. Concrete, Inc.
8.375%, 04/01/2014 (a)	150,000	153,000
U.S. Oncology, Inc.
9.000%, 08/15/2012 (a)	150,000	160,875
UGS Corp.
10.000%, 06/01/2012 (a)	125,000	137,344
United Auto Group, Inc.
7.750%, 12/15/2016 (a)(c)	125,000	126,875
United Components, Inc.
9.375%, 06/15/2013 (a)	150,000	156,000
United Rentals North America, Inc.
6.500%, 02/15/2012 (a)	150,000	150,375
Universal City Development Partners
11.750%, 04/01/2010 (a)	150,000	159,563
Univision Communications, Inc.
9.750%, 03/15/2015 (a)(c)	175,000	175,219
USG Corp.
6.300%, 11/15/2016 (a)(c)	225,000	226,998
Vale Overseas Ltd.
6.250%, 11/21/2016 (a)	225,000	230,391
Valspar Corp.
6.000%, 05/01/2007 (a)	200,000	199,012
Verizon Communications, Inc.
5.350%, 02/15/2011 (a)	70,000	70,470
Verizon Global Funding Corp.
7.750%, 12/01/2030 (a)	245,000	284,805
Viacom, Inc.
5.700%, 06/16/2009 (b)	$125,000	$125,421
5.750%, 04/30/2011 (a)	155,000	157,269
Videotron Ltee
6.875%, 01/15/2014 (a)	125,000	126,875
Visant Corp.
7.625%, 10/01/2012 (a)	125,000	127,813
Vitro SA de CV
8.625%, 02/01/2012 (a)(c)	260,000	267,800
9.125%, 02/01/2017 (a)(c)	125,000	128,750
Vodafone Group PLC
5.695%, 06/15/2011 (b)	290,000	291,632
Weatherford International Ltd.
6.500%, 08/01/2036 (a)	195,000	195,614
Whirlpool Corp.
5.855%, 06/15/2009 (a)(b)	200,000	200,672
WMG Acquisition Corp.
7.375%, 04/15/2014 (a)	115,000	110,113
Xerox Corp.
6.400%, 03/15/2016 (a)	150,000	155,029
6.750%, 02/01/2017 (a)	185,000	194,512
Xstrata Finance Canada Ltd.
5.500%, 11/16/2011 (a)(c)	250,000	251,662
5.800%, 11/15/2016 (a)(c)	200,000	201,230
Xstrata Finance Dubai Ltd.
5.710%, 11/13/2009 (a)(b)(c)	250,000	250,388
XTO Energy, Inc.
5.650%, 04/01/2016 (a)	195,000	194,659
6.100%, 04/01/2036 (a)	245,000	238,032
		$55,816,758
Real Estate Investment Trust - 1.4%
American Real Estate Partners LP
8.125%, 06/01/2012 (a)	125,000	127,813
AvalonBay Communities, Inc.
5.500%, 01/15/2012 (a)	220,000	222,205
Brandywine Operating Partnership LP
5.625%, 12/15/2010 (a)	275,000	278,684
BRE Properties, Inc.
5.500%, 03/15/2017 (a)	170,000	168,681
Duke Realty LP
5.625%, 08/15/2011 (a)	85,000	86,068
Federal Realty Invs Trust
6.200%, 01/15/2017 (a)	120,000	124,557
Health Care Property Investors, Inc.
5.650%, 12/15/2013 (a)	325,000	323,243
6.000%, 01/30/2017 (a)	200,000	201,027
Highwoods Properties, Inc.
5.850%, 03/15/2017 (a)(c)	140,000	139,238
Hospitality Properties Trust
6.300%, 06/15/2016 (a)	190,000	197,365
HRPT Properties Trust
5.950%, 03/16/2011 (a)(b)	400,000	400,440
iStar Financial, Inc.
5.950%, 10/15/2013 (a)	$200,000	$202,713
Nationwide Health Properties, Inc.
6.500%, 07/15/2011 (a)	75,000	77,220
Simon Property Group LP
5.375%, 08/28/2008 (a)	90,000	90,026
4.600%, 06/15/2010 (a)	85,000	83,620
5.600%, 09/01/2011 (a)	270,000	274,458
5.750%, 05/01/2012 (a)	225,000	230,297
UDR, Inc.
6.500%, 06/15/2009 (a)	250,000	257,551
		$3,485,206
Utilities - 5.0%
Ameren Energy Generating Co.
7.950%, 06/01/2032 (a)	45,000	49,191
AmerenUE
5.400%, 02/01/2016 (a)	240,000	234,634
AmeriGas Partners LP
7.125%, 05/20/2016 (a)	135,000	136,012
Arizona Public Service Co.
6.500%, 03/01/2012 (a)	275,000	286,864
6.250%, 08/01/2016 (a)	240,000	248,107
Baltimore Gas & Electric Co.
5.900%, 10/01/2016 (a)(c)	160,000	162,613
Boardwalk Pipelines LLC
5.500%, 02/01/2017 (a)	145,000	142,242
Buckeye Partners LP
4.625%, 07/15/2013 (a)	300,000	284,474
CE Generation LLC
7.416%, 12/15/2018 (a)	108,675	114,158
Commonwealth Edison Co.
5.950%, 08/15/2016 (a)	175,000	171,608
Consolidated Natural Gas Co.
5.000%, 03/01/2014 (a)	125,000	121,407
Dayton Power & Light Co.
5.125%, 10/01/2013 (a)	250,000	247,284
Detroit Edison Co.
5.700%, 10/01/2037 (a)	240,000	232,717
Dominion Resources, Inc.
5.650%, 09/28/2007 (a)(b)(d)	290,000	290,150
El Paso Natural Gas Co.
5.950%, 04/15/2017 (a)(c)	100,000	100,402
Enbridge Energy Partners LP
4.000%, 01/15/2009 (a)	85,000	83,339
5.950%, 06/01/2033 (a)	250,000	234,397
Energy East Corp.
6.750%, 06/15/2012 (a)	50,000	53,102
Energy Transfer Partners LP
6.625%, 10/15/2035 (a)	95,000	97,498
Entergy Gulf States, Inc.
6.090%, 12/08/2008 (a)(b)(c)	255,000	255,754
Enterprise Products Operating LP
4.000%, 10/15/2007 (a)	$725,000	$719,808
Exelon Corp.
4.450%, 06/15/2010 (a)	120,000	116,637
Indiantown Cogeneration LP
9.260%, 12/15/2010	321,558	338,929
Inergy LP/Inergy Finance Corp.
6.875%, 12/15/2014 (a)	150,000	148,500
Kinder Morgan Energy Partners LP
6.000%, 02/01/2017 (a)	300,000	303,856
6.500%, 02/01/2037 (a)	300,000	300,160
Kinder Morgan Finance Co. ULC
5.350%, 01/05/2011 (a)	120,000	118,333
Kinder Morgan, Inc.
6.500%, 09/01/2012 (a)	265,000	270,596
Korea East-West Power Co., Ltd.
4.875%, 04/21/2011 (c)	105,000	103,920
Mirant Americas Generation LLC
8.300%, 05/01/2011 (a)	100,000	103,000
National Fuel Gas Co.
5.250%, 03/01/2013 (a)	250,000	248,088
Nevada Power Co.
6.650%, 04/01/2036 (a)	250,000	261,777
Northwest Pipeline Corp.
8.125%, 03/01/2010 (a)	195,000	203,898
NRG Energy, Inc.
7.250%, 02/01/2014 (a)	190,000	195,225
ONEOK Partners LP
5.900%, 04/01/2012 (a)	245,000	251,761
6.650%, 10/01/2036 (a)	220,000	226,776
Pacific Energy Partners LP/Pacific Energy Finance Corp.
6.250%, 09/15/2015 (a)	285,000	285,450
PPL Electric Utilities Corp.
4.300%, 06/01/2013 (a)	250,000	234,802
PPL Energy Supply LLC
5.400%, 08/15/2014 (a)	220,000	216,383
Regency Energy Partners LP/Regency Energy Finance Corp.
8.375%, 12/15/2013 (a)(c)	325,000	333,125
Sempra Energy
4.750%, 05/15/2009 (a)	220,000	218,277
Sierra Pacific Power Co.
6.250%, 04/15/2012 (a)	400,000	414,329
Southern Co.
5.300%, 01/15/2012 (a)	175,000	176,351
Southern Natural Gas Co.
5.900%, 04/01/2017 (c)	175,000	175,874
Southern Power Co.
6.375%, 11/15/2036 (a)	175,000	172,215
Southern Union Co.
6.150%, 08/16/2008	170,000	171,326
7.200%, 11/01/2066 (a)	165,000	167,155
Southwestern Electric Power Co.
5.550%, 01/15/2017 (a)	$200,000	$199,162
Southwestern Public Service Co.
6.000%, 10/01/2036 (a)	125,000	124,042
Tenaska Oklahoma
6.528%, 12/30/2014 (c)	125,961	124,698
Tenaska Virginia Partners LP
6.119%, 03/30/2024 (c)	178,616	181,585
TEPPCO Partners LP
7.625%, 02/15/2012 (a)	405,000	437,405
TransCapitalInvest Ltd. for OJSC AK Transneft
5.670%, 03/05/2014 (c)	220,000	217,037
TXU Electric Delivery Co.
6.375%, 05/01/2012 (a)	300,000	312,899
7.000%, 05/01/2032 (a)	135,000	146,896
TXU Energy Co. LLC
6.125%, 03/15/2008 (a)	100,000	100,709
Virginia Electric & Power Co.
4.500%, 12/15/2010 (a)	225,000	220,199
5.400%, 01/15/2016 (a)	240,000	237,913
WCA Waste Corp.
9.250%, 06/15/2014 (a)	125,000	133,437
Xcel Energy, Inc.
6.500%, 07/01/2036 (a)	75,000	79,103
		12,537,589
TOTAL CORPORATE BONDS (Cost $99,057,074)		$99,712,549

FOREIGN GOVERNMENT NOTE/BONDS - 0.6%
Export-Import Bank of Korea
4.500%, 08/12/2009	160,000	157,753
Mexico Government International Bond
6.060%, 01/13/2009 (b)	330,000	333,217
6.750%, 09/27/2034	285,000	311,505
Pemex Project Funding Master Trust
8.000%, 11/15/2011	300,000	332,250
South Africa Government International Bond
6.500%, 06/02/2014	250,000	266,875
TOTAL FOREIGN GOVERNMENT NOTE/BONDS (Cost $1,332,393)		$1,401,600

MORTGAGE BACKED SECURITIES - 33.7%
Federal Home Loan Mortgage Corp.
Pool #A51176, 6.000%, 08/01/2036	247,217	249,286
Pool #C01220, 6.500%, 09/01/2031	67,144	69,153
Pool #C01244, 6.500%, 10/01/2031	44,975	46,321
Pool #C01246, 7.000%, 10/01/2031	11,186	11,624
Pool #C01252, 6.500%, 11/01/2031	62,198	64,059
Pool #C01287, 6.500%, 01/01/2032	92,014	94,767
Pool #C01435, 6.000%, 12/01/2032	450,487	456,592
Pool #C01753, 5.000%, 01/01/2034	521,788	505,766
Pool #C01785, 5.000%, 02/01/2034 (d)	954,670	925,357
Pool #C01796, 5.000%, 03/01/2034	1,025,936	993,707
Pool #C01811, 5.000%, 04/01/2034	1,490,968	1,444,131
Pool #C01839, 5.000%, 05/01/2034	$468,697	$453,973
Pool #C01846, 5.000%, 06/01/2034	1,592,965	1,542,924
Pool #C02660, 6.500%, 11/01/2036	589,077	600,931
Pool #C70921, 6.000%, 09/01/2032	65,027	65,908
Pool #G01198, 7.000%, 11/01/2030	34,362	35,769
Pool #G08001, 5.000%, 07/01/2034 (d)	1,502,113	1,454,926
Pool #G08005, 5.500%, 08/01/2034	919,381	911,550
Pool #G08009, 5.000%, 09/01/2034 (d)	1,461,278	1,415,373
Pool #G08014, 5.000%, 10/01/2034 (d)	990,577	959,459
Pool #G08015, 5.500%, 10/01/2034	666,751	661,072
Pool #G08021, 5.500%, 11/01/2034	507,220	502,899
Pool #G08026, 5.000%, 12/01/2034	700,386	678,384
Pool #G08027, 5.500%, 12/01/2034	413,895	410,369
Pool #G08035, 5.000%, 01/01/2035 (d)	1,146,350	1,110,339
Pool #G08040, 5.000%, 02/01/2035 (d)	1,177,284	1,139,303
Pool #G08046, 5.500%, 03/01/2035	540,703	535,752
Pool #G08051, 5.000%, 04/01/2035 (d)	1,335,443	1,292,359
Pool #G08057, 5.000%, 05/01/2035	840,316	813,206
Pool #G08058, 5.500%, 05/01/2035 (d)	1,116,751	1,106,525
Pool #G08062, 5.000%, 06/01/2035	939,619	909,305
Pool #G08067, 5.000%, 07/01/2035 (d)	1,328,149	1,285,300
Pool #G08079, 5.000%, 09/01/2035 (d)	972,103	940,741
Pool #G08088, 6.500%, 10/01/2035	369,846	377,522
Pool #G08128, 5.500%, 05/01/2036	1,100,175	1,089,017
Pool #G08161, 6.000%, 11/01/2036	1,008,056	1,016,492
Pool #G12017, 5.000%, 05/15/2021	7,174,127	7,095,484
Pool #G12018, 5.500%, 04/18/2018	520,292	522,821
Pool #G12019, 6.000%, 05/15/2021	1,448,597	1,475,105
Pool #G12020, 6.500%, 05/15/2021	281,487	288,588
Pool #M80733, 5.500%, 03/01/2009	124,158	125,033
Pool #847533, 4.706%, 08/01/2035 (b)	262,664	258,700
Pool #1G0872, 5.034%, 09/01/2035 (b)	630,415	631,386
Pool #1G2604, 5.683%, 10/01/2036 (b)	1,918,639	1,932,158
Pool #1J0267, 5.572%, 02/01/2037 (b)	449,869	451,860
Pool #1J0303, 5.627%, 02/01/2037 (b)	625,000	627,919
TBA, 4.500%, 05/15/2022 (f)	2,000,000	1,936,250
TBA, 5.500%, 04/01/2037 (f)	5,355,000	5,299,779
TBA, 6.000%, 04/01/2037 (f)	620,000	625,037
Federal National Mortgage Association
Pool #253398, 8.000%, 07/01/2030	26,175	27,655
Pool #253436, 7.500%, 08/01/2030	12,945	13,553
Pool #253437, 8.000%, 08/01/2030	47,016	49,675
Pool #253481, 8.000%, 09/01/2030	47,009	49,667
Pool #253516, 8.000%, 10/01/2030	91,783	96,973
Pool #253546, 7.500%, 11/01/2030	38,795	40,616
Pool #253547, 8.000%, 11/01/2030	88,159	93,145
Pool #253643, 7.500%, 01/01/2031	28,024	29,339
Pool #253672, 7.000%, 02/01/2031	54,512	56,963
Pool #253673, 7.500%, 02/01/2031	46,778	48,973
Pool #253711, 7.000%, 04/01/2031	87,034	90,731
Pool #253712, 7.500%, 04/01/2031	32,177	33,665
Pool #253795, 7.000%, 04/01/2031	101,731	106,051
Pool #253796, 7.500%, 04/01/2031	$5,042	$5,275
Pool #253842, 7.000%, 05/01/2031	91,695	95,589
Pool #253889, 6.500%, 06/01/2031	40,786	42,024
Pool #253895, 7.000%, 07/01/2031	52,232	54,450
Pool #253907, 7.000%, 06/01/2031	141,068	147,060
Pool #253949, 6.500%, 08/01/2031	30,819	31,754
Pool #253950, 7.000%, 08/01/2031	177,091	184,613
Pool #254007, 6.500%, 10/01/2031	25,361	26,130
Pool #254008, 7.000%, 09/01/2031	141,830	147,854
Pool #254050, 6.500%, 10/01/2031	22,529	23,213
Pool #254051, 7.000%, 10/01/2031	58,551	61,037
Pool #254092, 6.500%, 11/01/2031	79,321	81,728
Pool #254093, 7.000%, 11/01/2031	12,851	13,397
Pool #254147, 6.500%, 12/01/2031	113,748	117,200
Pool #254198, 6.000%, 01/01/2032	110,113	111,640
Pool #254199, 6.500%, 02/01/2032	12,129	12,497
Pool #254238, 6.000%, 02/01/2032	218,356	221,424
Pool #254263, 6.500%, 03/01/2032	154,731	159,130
Pool #254311, 6.500%, 04/01/2032	214,811	220,919
Pool #254346, 6.500%, 05/01/2032	61,469	63,216
Pool #254366, 5.500%, 05/01/2009 (d)	251,652	253,117
Pool #254378, 6.500%, 06/01/2032	90,899	93,483
Pool #254406, 6.500%, 07/01/2032	275,109	282,932
Pool #254448, 6.500%, 08/01/2032	127,520	131,146
Pool #254549, 6.000%, 11/01/2032	203,371	205,992
Pool #254637, 5.500%, 01/01/2033	267,418	265,345
Pool #254638, 6.000%, 01/01/2033	55,461	56,176
Pool #254949, 5.000%, 11/01/2033	804,041	779,126
Pool #255635, 6.000%, 02/01/2025 (d)	805,929	817,734
Pool #256554, 6.500%, 01/01/2037	1,681,925	1,716,301
Pool #504974, 6.500%, 07/01/2029	117,464	121,163
Pool #699840, 5.000%, 04/01/2018	2,510,169	2,482,896
Pool #735341, 4.342%, 12/01/2034 (b)	483,409	480,253
Pool #778961, 4.256%, 06/01/2034 (b)	304,538	301,743
Pool #786143, 4.389%, 07/01/2034 (b)	170,922	169,965
Pool #810063, 4.656%, 03/01/2035 (b)	505,075	502,564
Pool #831547, 6.000%, 05/01/2036	167,072	168,366
Pool #867481, 6.000%, 07/01/2036	408,725	411,891
Pool #870926, 5.450%, 01/01/2037 (b)	448,896	450,862
Pool #872828, 5.799%, 06/01/2036 (b)	123,133	123,587
Pool #879419, 5.721%, 02/01/2036 (b)	231,986	233,252
Pool #881326, 5.469%, 03/01/2037 (b)	349,986	350,807
Pool #897164, 6.500%, 08/01/2036	498,960	509,158
Pool #922456, 5.513%, 01/01/2037 (b)	1,316,000	1,357,454
Reimcs 6.500%, 02/25/2047	200,000	208,992
TBA, 5.500%, 04/01/2022 (f)	1,965,000	1,969,912
TBA, 4.500%, 04/15/2036 (f)	3,000,000	2,820,000
TBA, 5.500%, 04/01/2037 (f)	8,060,000	7,976,885
TBA, 6.000%, 04/15/2036 (f)	2,275,000	2,292,062

Government National Mortgage Association
4.512%, 06/06/2011 (a)	$380,000	$374,478
3.957%, 06/16/2031 (a)	450,000	436,078
1.105%, 02/16/2047 (a)(e)	3,505,000	223,444
0.853%, 03/16/2047 (a)(e)	3,057,538	200,173
Pool #448335, 6.500%, 04/15/2031	208,157	214,230
Pool #003187, 6.000%, 01/20/2032	622,592	631,696
Pool #581950, 7.500%, 03/15/2032	13,008	13,569
Pool #781703, 5.000%, 02/15/2034	1,496,282	1,458,847
TBA, 5.500%, 04/01/2037 (f)	2,835,000	2,819,940
TOTAL MORTGAGE BACKED SECURITIES (Cost $84,614,249)		$83,903,056

U.S. GOVERNMENT AGENCY ISSUES - 0.4%
Federal Home Loan Mortgage Corp.
4.625%, 05/28/2013 (a)	280,000	272,812
Federal National Mortgage Association
7.250%, 05/15/2030 (d)	500,000	632,561
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $835,868)		$905,373

U.S. TREASURY OBLIGATIONS - 15.5%
U.S. Treasury Bond - 5.1%
7.250%, 05/15/2016	2,200,000	2,618,260
7.500%, 11/15/2016 (d)	2,400,000	2,917,406
6.250%, 08/15/2023	1,800,000	2,067,048
6.250%, 05/15/2030	4,400,000	5,214,347
		12,817,061
U.S. Treasury Inflation Indexed Bond - 2.0%
3.875%, 01/15/2009	894,737	927,695
4.250%, 01/15/2010	1,503,725	1,599,529
2.000%, 01/15/2014	2,519,351	2,495,536
		5,022,760
U.S. Treasury Note - 8.4%
4.500%, 02/15/2009	2,500,000	2,494,143
3.625%, 07/15/2009 (d)	4,750,000	4,654,074
3.500%, 02/15/2010	5,350,000	5,202,666
5.000%, 02/15/2011	3,225,000	3,281,312
4.875%, 02/15/2012 (d)	2,500,000	2,539,748
4.000%, 02/15/2014 (d)	1,300,000	1,254,501
4.750%, 05/15/2014	1,200,000	1,211,203
4.250%, 11/15/2014	150,000	146,484
		20,784,131
TOTAL U.S. TREASURY OBLIGATIONS (Cost $39,308,733)		$38,623,952

PROLOAN PIPELINE - 4.4%
When-Issued Commitments (Cost $11,127,099)		$10,905,719

SHORT TERM INVESTMENTS - 0.4%
Commercial Paper - 0.2%
Fortune Brands, Inc.
5.550%, 04/02/2007	$500,000	$500,000

Investment Companies - 0.2%
First American Prime Obligation Fund	508,648	508,648

TOTAL SHORT TERM INVESTMENTS (Cost $1,008,648)		$1,008,648

Total Investments (Cost $309,459,061+) - 124.0%		$308,723,844
Liabilities in Excess of Other Assets - (24.0)%		(59,774,433)
TOTAL NET ASSETS - 100.0%		$248,949,411

Footnotes

Percentages are stated as a percent of net assets.

(a)	Callable by issuer.
(b)	Variable rate security. The rate listed is as of March 31, 2007.
(c)	Restricted security.
(d)	Security segregated at custodian for "when-issued" commitments, short sales and reverse repurchase agreements.
(e)	Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The yield to maturity of an interest-only is extremely sensitive to the rate of prinicpal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the yield based upon the estimated timing of future cash flows as of March 31, 2007.
(f)	To be announced.

Schedule of Other Investments
March 31, 2007 (Unaudited)
Builders Fixed Income Fund, Inc.

SCHEDULE OF INVESTMENTS at March 31, 2007 (Unaudited) - (Continued)

Reverse repurchase agreements open as of March 31, 2007 were as follows:

		Amount of
Collateral		Reverse Repurchase	Interest	Maturity	Amount Due
Issuer	Counterparty	Agreements	Rate	Date	at Maturity
UST	Merrill Lynch	$ 1,097,250	5.160%	04/19/2007	$ 1,111,405
UST	Merrill Lynch	3,122,438	5.130%	04/23/2007	3,162,928
UST	Merrill Lynch	2,343,125	5.150%	04/24/2007	2,373,293
UST	Merrill Lynch	1,053,250	5.170%	04/30/2007	1,067,014
UST	Merrill Lynch	2,480,625	5.220%	04/05/2007	2,502,926
UST	Merrill Lynch	2,716,875	5.220%	04/05/2007	2,741,300
UST	Merrill Lynch	2,030,000	5.230%	05/10/2007	2,056,542
UST	Merrill Lynch	2,097,500	5.260%	05/15/2007	2,125,082
UST	Merrill Lynch	5,057,500	5.200%	05/21/2007	5,123,247
UST	Merrill Lynch	4,426,875	5.220%	05/25/2007	4,483,362
		$ 26,425,438			$ 26,747,099

Short sales open as of March 31, 2007 were as follows:

Principal					Unrealized
Amount	Description		Proceeds	Value	Appreciation

$ 3,450,000	Federal National Mortgage Association TBA, 5.000%, 4/15/2037		$ 3,350,273	$3,333,563	$16,710

At March 31, 2007, the Fund had the following open total return swap agreements:
					Unrealized
	Notional		Maturity		Appreciation/
Counterparty	Amount	Coupon	Date	Value	(Depreciation)

Wachovia Bank, N.A.	$ 2,400,000	1 Month USD LIBOR -10 bps	04/28/2007	$ 2,403,032	$ (40,781)
Wachovia Bank, N.A.	$ 5,000,000	1 Month USD LIBOR -0 bps	7/31/2007	$ 5,006,317	$ (75,299)
Deutsche Bank AG	$ 2,500,000	Fixed Rate 3.250%	12/20/2011	$ (2,574,973)	$ (31,002)
Deutsche Bank AG	$ 4,000,000	Fixed Rate 3.250%	12/20/2011	$ (4,119,952)	$ 7,503
				$ 714,424	$ (139,579)

+ The cost basis of investments for federal income tax purposes at March 31, 2007 was as follows*:

	Cost of investments for tax purposes				$ 309,459,061
	Gross tax unrealized appreciation				$ 2,158,937
	Gross tax unrealized depreciation				(2,894,154)
	Net tax unrealized depreciation				$ (735,217)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Builders Fixed Income Fund, Inc.

By (Signature and Title)       /s/    John W. Stewart, President
                  John W. Stewart, President

Date               5/29/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/   John W. Stewart
   John W. Stewart, President and Treasurer

Date                5/29/2007

* Print the name and title of each signing officer under his or her signature.